Derivative Financial Instruments - Interest rate risk - Movements in the hedging reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Cumulative fair value change at the beginning	€ (21,559)	€ 1,343
Fair value adjustment at year-end, net	13,079	(18,505)	€ 905
Items recycled at year-end, net	1,527	(776)	438
Cumulative fair value change at the end	1,799	(21,559)	1,343
Interest rate risk
Derivative Financial Instruments
Cumulative fair value change at the beginning	(11,790)	3,163
Fair value adjustment at year-end, net	(3,265)	(14,177)	2,725
Items recycled at year-end, net	110	(776)	438
Cumulative fair value change at the end	€ (14,945)	€ (11,790)	€ 3,163